REVOLVING LOAN AND PROMISSORY NOTE- RELATED PARTY (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2025	Mar. 15, 2023	Dec. 09, 2021
Short-Term Debt [Line Items]
Interest rate			12.50%
Credit facility and other loans			$ 28,855	$ 1,000
Notes Payable, Other Payables [Member]
Short-Term Debt [Line Items]
Interest expense, debt		$ 23
Debt instrument, face amount			1,000
Convertible Debt [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount			$ 36,000
December 2021 Note [Member] | Affiliated Entity [Member] | Revolving Credit Facility [Member]
Short-Term Debt [Line Items]
Line of credit facility, maximum borrowing capacity							$ 8,000
Interest rate							4.00%
Default interest rate							500.00%
Default interest rate, over regular interest rate							5.00%
Default interest rate							9.00%
Default description, judgement amount							$ 500
Interest penalty for missed payments							5.00%
Interest expense, debt	$ 370
2023 Convertible Notes [Member] | Affiliated Entity [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Interest rate	4.00%
Debt instrument, face amount	$ 6,000
March 2023 Promissory Note [Member] | Affiliated Entity [Member]
Short-Term Debt [Line Items]
Interest rate			10.00%
Credit facility and other loans				1,000
March 2023 Promissory Note [Member] | Affiliated Entity [Member] | Notes Payable, Other Payables [Member]
Short-Term Debt [Line Items]
Interest rate						10.00%
Interest expense, debt			$ 23	25
Debt instrument, face amount						$ 1,000
Credit facility and other loans				$ 1,000